COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Alberta PPAs
Commitments under operating leases
Share of payments under PPAs	242	238	309
Sundance A
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	560
Sheerness
Commitments under operating leases
Power generating capacities under PPAs (in Megawatt)	756